Equity (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Partners' Capital Notes [Abstract]
Net gains on commodity related hedges	$ (4)	$ (3)
Unrealized gains on available-for-sale securities	2	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	56	(10)
AOCI attributable to equity method investments	8	(9)
Subtotal	61	(22)
Amounts attributable to noncontrolling interest	(52)	10
Total AOCI included in partners' capital, net of tax	$ 9	$ (12)